Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 99,589	$ 140,303
Federal net operating loss carryforward	55,615	8,964
State net operating loss carryforward	3,265	552
AMT carryforward	502	502
Impairment of securities and other assets	16,021	14,890
Nonaccrual loan interest	13,309	14,362
Accrued expenses	806	827
Nonqualified deferred compensation	1,040	1,086
Total deferred tax assets before valuation allowance	190,147	181,486
Valuation allowance	(173,038)	(163,639)
Total deferred tax assets	17,109	17,847
Deferred tax liabilities:
Prepaid expenses	708	836
Deferred loan costs	880	548
Fair value adjustment to net assets acquired in business combinations	10,535	11,386
Unrealized gain on securities available for sale	2,526	2,348
Depreciation	2,388	2,653
Other	72	76
Total deferred tax liabilities	17,109	17,847
Net deferred tax asset